PROPERTY PLANT AND EQUIPMENT (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	R 2,775.3
Additions - property, plant and equipment owned	182.7	R 353.7	R 126.1
Borrowing cost capitalised	0.0	9.4	0.0
Additions - right-of-use assets	18.0	0.0
Closing balance	2,621.1	2,775.3
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	4,519.7	3,031.3
FWGR acquisition		1,225.6
Additions - property, plant and equipment owned	182.7	353.7
Borrowing cost capitalised		9.4
Additions - right-of-use assets	18.0
Lease modifications	7.5
Lease derecognitions	(26.8)
Disposals	(1.6)	(3.3)
Change in estimate of decommissioning asset	(113.6)	(97.0)
Transfers between classes of property, plant and equipment	0.0	0.0
Closing balance	4,616.8	4,519.7	3,031.3
Gross carrying amount [member] | Impact of adopting IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	30.9
Closing balance		30.9
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(1,744.4)	(1,578.6)
Depreciation	(270.8)	(169.1)
Lease derecognitions	17.9
Disposals	1.6	3.3
Transfers between classes of property, plant and equipment		0.0
Closing balance	(1,995.7)	(1,744.4)	(1,578.6)
Mine plant facilities and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,246.3
Closing balance	1,186.0	1,246.3
Mine plant facilities and equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,156.2	1,689.5
FWGR acquisition		198.4
Additions - property, plant and equipment owned	121.2	284.5
Borrowing cost capitalised		9.4
Additions - right-of-use assets	3.8
Lease modifications	0.0
Lease derecognitions	(26.7)
Disposals	(1.6)	(1.6)
Change in estimate of decommissioning asset	(56.7)	(24.0)
Transfers between classes of property, plant and equipment	(0.2)	0.0
Closing balance	2,203.5	2,156.2	1,689.5
Mine plant facilities and equipment [Member] | Gross carrying amount [member] | Impact of adopting IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	7.5
Closing balance		7.5
Mine plant facilities and equipment [Member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(909.9)	(815.4)
Depreciation	(127.1)	(96.1)
Lease derecognitions	17.9
Disposals	1.6	1.6
Transfers between classes of property, plant and equipment		0.0
Closing balance	(1,017.5)	(909.9)	(815.4)
Mine property and development [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,282.0
Closing balance	1,178.5	1,282.0
Mine property and development [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,106.8	1,264.5
FWGR acquisition		849.9
Additions - property, plant and equipment owned	46.5	66.7
Borrowing cost capitalised		0.0
Additions - right-of-use assets	14.2
Lease modifications	7.5
Lease derecognitions	(0.1)
Disposals	0.0	(1.7)
Change in estimate of decommissioning asset	(51.5)	(75.3)
Transfers between classes of property, plant and equipment	0.2	2.7
Closing balance	2,147.0	2,106.8	1,264.5
Mine property and development [member] | Gross carrying amount [member] | Impact of adopting IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	23.4
Closing balance		23.4
Mine property and development [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(824.8)	(753.5)
Depreciation	(143.7)	(73.0)
Lease derecognitions	0.0
Disposals	0.0	1.7
Transfers between classes of property, plant and equipment		0.0
Closing balance	(968.5)	(824.8)	(753.5)
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	247.0
Depreciation	0.0
Closing balance	256.6	247.0
Exploration and evaluation assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	256.7	77.3
FWGR acquisition		177.3
Additions - property, plant and equipment owned	15.0	2.5
Borrowing cost capitalised		0.0
Additions - right-of-use assets	0.0
Lease derecognitions	0.0
Disposals	0.0	0.0
Change in estimate of decommissioning asset	(5.4)	2.3
Transfers between classes of property, plant and equipment	0.0	(2.7)
Closing balance	266.3	256.7	77.3
Exploration and evaluation assets [member] | Gross carrying amount [member] | Impact of adopting IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0.0
Closing balance		0.0
Exploration and evaluation assets [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(9.7)	(9.7)
Depreciation	0.0	0.0
Lease derecognitions	0.0
Disposals	0.0	0.0
Transfers between classes of property, plant and equipment		0.0
Closing balance	R (9.7)	R (9.7)	R (9.7)